Financial risk and capital management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Core_Banks	Dec. 31, 2021 USD ($)
Disclosure of offsetting of financial assets [line items]
Borrowings	$ 26,688	$ 27,655
Liabilities not offsetting under netting arrangements	15,327	15,649
Financial instruments offset under netting arrangements	26,341	23,588
Lease Liabilities	3,668	3,562
Statoil's Captive Insurance Company [Member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral	6,538	$ 2,369
Liquidity risk [member]
Disclosure of offsetting of financial assets [line items]
Commercial Papers Programme	5,000
Revolving credit facility	$ 6,000
Number of banks | Core_Banks	19
Credit facility maturity date	maturing in 2025
Maximum Percentage Of Repayment Of Long Term Funding		5.00%
Commodity price sensitivity [member]
Disclosure of offsetting of financial assets [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Currency risk sensitivity [member]
Disclosure of offsetting of financial assets [line items]
Percentage of reasonably possible change, market risk	12.00%	10.00%
Interest rate sensitivity [member]
Disclosure of offsetting of financial assets [line items]
Percentage of reasonably possible change, market risk	1.20%	0.80%
Equity price risk [member]
Disclosure of offsetting of financial assets [line items]
Percentage of reasonably possible change, market risk	35.00%	35.00%
Trade and other receivables [member]
Disclosure of offsetting of financial assets [line items]
Financial instruments offset under netting arrangements	$ 18,143	$ 15,616
Trade and other receivables [member] | Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Percentage of overdue trade and other receivables for 30 days and more	1.00%